LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Investments
Long-term investments	$ 58,332	¥ 406,099	¥ 208,949
Huaying Fund
Schedule Of Investments
Equity method investments		55,557	56,898
Huaying Fund II
Schedule Of Investments
Equity method investments		102,336
GTI
Schedule Of Investments
Equity method investments		93,289
Sifive
Schedule Of Investments
Equity securities without readily determinable fair value		20,445	20,192
Greenwaves
Schedule Of Investments
Equity securities without readily determinable fair value		20,156	19,906
Morsel Inc.
Schedule Of Investments
Equity securities without readily determinable fair value		20,885
Snowball
Schedule Of Investments
Equity securities without readily determinable fair value		15,800
Sunny
Schedule Of Investments
Available-for-sale investments			49,091
Others
Schedule Of Investments
Equity securities without readily determinable fair value		14,292	16,501
Equity method investments		14,165	11,283
Available-for-sale investments		¥ 49,174	¥ 35,078